Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure
The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2021	2020
Debt securities
FVTPL	$189,722	$183,061
AFS	33,097	35,663
Other	1,320	–
Mortgages	52,014	50,207
Private placements	42,842	40,756
Policy loans	6,397	6,398
Loans to Bank clients	2,506	1,976
Derivative assets	17,503	27,793
Accrued investment income	2,641	2,523
Reinsurance assets	44,579	45,836
Other financial assets	6,242	6,156
Total	$398,863	$400,369

Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements
The following table presents the credit quality of commercial mortgages and private placements.

As at December 31, 2021	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$113	$1,340	$5,179	$1,936	$228	$2	$8,798
Office	56	1,256	6,004	1,291	87	40	8,734
Multi-family residential	557	1,869	3,771	767	32	–	6,996
Industrial	47	376	2,808	328	–	–	3,559
Other	212	1,010	787	956	47	–	3,012
Total commercial mortgages	985	5,851	18,549	5,278	394	42	31,099
Agricultural mortgages	–	–	119	242	–	–	361
Private placements	976	5,720	16,147	16,220	1,161	2,618	42,842
Total	$1,961	$11,571	$34,815	$21,740	$1,555	$2,660	$74,302

As at December 31, 2020	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$110	$1,339	$4,761	$2,242	$168	$1	$8,621
Office	66	1,297	5,948	1,174	164	20	8,669
Multi-family residential	613	1,675	2,896	582	33	–	5,799
Industrial	25	320	2,353	259	3	–	2,960
Other	238	966	914	984	355	7	3,464
Total commercial mortgages	1,052	5,597	16,872	5,241	723	28	29,513
Agricultural mortgages	–	–	127	77	106	–	310
Private placements	1,061	4,829	15,585	15,825	1,206	2,250	40,756
Total	$2,113	$10,426	$32,584	$21,143	$2,035	$2,278	$70,579

Summary of Carrying Value of Past Due but Not Impaired and Impaired Financial Assets
The following table presents past due but not impaired and impaired fin
a
ncial assets.

	Past due but not impaired
As at December 31, 2021	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$20	$–	$20	$2
AFS	–	–	–	–
Private placements	63	–	63	175
Mortgages and loans to Bank clients	61	–	61	51
Other financial assets	261	47	308	–
Total	$405	$47	$452	$228

	Past due but not impaired
As at December 31, 2020	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$–	$–	$–	$54
AFS	–	–	–	1
Private placements	30	–	30	170
Mortgages and loans to Bank clients	66	–	66	69
Other financial assets	56	58	114	2
Total	$152	$58	$210	$296

Summary of Company's Loans That are Considered Impaired
The following table presents gross carrying value and allowances for loan losses for impaired loans.

As at December 31, 2021	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$197	$22	$175
Mortgages and loans to Bank clients	73	22	51
Total	$270	$44	$226

As at December 31, 2020	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$249	$79	$170
Mortgages and loans to Bank clients	97	28	69
Total	$346	$107	$239

Summary of Reconciliation of Allowance for Loan Losses
The following table presents movement of allowance for loan losses during the year.

	2021			2020
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$79	$28	$107	$4	$16	$20
Provisions	14	12	26	94	31	125
Recoveries	(58)	(16)	(74)	(6)	(6)	(12)
Write-offs (1)	(13)	(2)	(15)	(13)	(13)	(26)
Balance, December 31	$22	$22	$44	$79	$28	$107
(1)	Includes disposals and impact of changes in foreign exchange rates.

Summary of Credit Default Swap Protection Sold
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2021	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
A	$16	$–	1
BBB	28	1	2
Total single name CDS	$44	$1	2
Total CDS protection sold	$44	$1	2

As at December 31, 2020	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3) – Corporate debt
A	$136	$2	1
BBB	105	1	2
Total single name CDS	$241	$3	1
Total CDS protection sold	$241	$3	1

(1)
Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligations.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Ratings are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.

Summary of Effect of Conditional Master Netting and Similar Arrangements
The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2021	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entities (3)	Net amounts excluding financing entities
Financial assets
Derivative assets	$18,226	$(8,410)	$(9,522)	$294	$294
Securities lending	564	–	(564)	–	–
Reverse repurchase agreements	1,490	(183)	(1,307)	–	–
Total financial assets	$20,280	$(8,593)	$(11,393)	$294	$294
Financial liabilities
Derivative liabilities	$(10,940)	$8,410	$2,250	$(280)	$(79)
Repurchase agreements	(536)	183	353	–	–
Total financial liabilities	$(11,476)	$8,593	$2,603	$(280)	$(79)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2020	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing entities (3)	Net amounts excluding financing entities
Financial assets
Derivative assets	$28,685	$(13,243)	$(15,323)	$119	$119
Securities lending	889	–	(889)	–	–
Reverse repurchase agreements	716	–	(715)	1	1
Total financial assets	$30,290	$(13,243)	$(16,927)	$120	$120
Financial liabilities
Derivative liabilities	$(16,076)	$13,243	$2,482	$(351)	$(71)
Repurchase agreements	(353)	–	353	–	–
Total financial liabilities	$(16,429)	$13,243	$2,835	$(351)	$(71)

(1)	Financial assets and liabilities include accrued interest of $725 and $902, respectively (2020 – $892 and $1,114, respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2021, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse repurchase agreements and repurchase agreements in the amounts of $599, $875, $36 and $2, respectively (2020 – $1,373, $627, $74 and $nil, respectively). As at December 31, 2021, collateral pledged (received) does not include collateral-in-transit
on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its financing entity which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with this entity. Refer to note 17.

Summary of the Effect of Unconditional Netting	The following table presents the effect of unconditional netting.

As at December 31, 2021	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,054	$(1,054)	$–
Variable surplus note	(1,054)	1,054	–

As at December 31, 2020	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$932	$(932)	$–
Variable surplus note	(932)	932	–

(1)	As at December 31, 2021 and 2020, the Company had no fixed surplus notes outstanding, refer to note 18(g).

Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry
The following table presents debt securities and private placements portfolio by sector and industry.

	2021		2020
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$84,244	32	$85,357	33
Utilities	48,372	18	47,902	18
Financial	38,905	15	35,656	15
Consumer	32,671	12	29,684	11
Energy	19,637	7	20,963	8
Industrial	24,727	9	22,070	9
Other	18,425	7	17,850	6
Total	$266,981	100	$259,482	100

Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2021	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$271,090	$(42,806)	$228,284
Asia and Other	124,398	(1,773)	122,625
Total	$395,488	$(44,579)	$350,909

As at December 31, 2020	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$273,848	$(44,645)	$229,203
Asia and Other	114,878	(1,191)	113,687
Total	$388,726	$(45,836)	$342,890

Asset classes and individual investment risks [Member]
Statement [LineItems]
Schedule of Risk Concentrations

As at December 31,	2021	2020
Debt securities and private placements rated as investment grade BBB or higher (1)	97%	97%
Government debt securities as a per cent of total debt securities	36%	37%
Government private placements as a per cent of total private placements	11%	11%
Highest exposure to a single non-government debt security and private placement issuer	$1,167	$1,148
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2021 – 47% of real estate, 2020 – 53%)	$6,244	$6,745
Largest concentration of mortgages and real estate (2) – Ontario , Canada (2021 – 28%, 2020 – 28%)	$18,253	$17,367

(1)	Investment grade debt securities and private placements include 39% rated A, 17% rated AA and 15% rated AAA (2020 – 40%, 16% and 16%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.

Residential mortgages and loans to bank clients [Member]
Statement [LineItems]
Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients
The following table presents credit quality of residential mortgages and loans to Bank clients.

	2021			2020
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$7,264	$13,272	$20,536	$6,349	$13,980	$20,329
Non-performing (1)	6	12	18	9	46	55
Loans to Bank clients
Performing	n/a	2,506	2,506	n/a	1,976	1,976
Non-performing (1)	n/a	–	–	n/a	–	–
Total	$7,270	$15,790	$23,060	$6,358	$16,002	$22,360

(1)	Non-performing refers to payments that are 90 days or more past due.